Common Stock (Details Narrative) - USD ($)		3 Months Ended
	Feb. 01, 2019	Mar. 31, 2019
Dividends to preferred stockholders, shares		14,130
Dividends to preferred stockholders		$ 28,260
Private Offering [Member] | One Investor [Member]
Number of shares sold	5,000
Shares sold, price per share	$ 2.00